Finance Costs - Schedule of Borrowing Costs (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance cost explanatory [Abstract]
Interest expense on bank borrowings	$ 2,714,080	$ 2,442,872	$ 2,519,839
Interest expense on lease liabilities	209,607	0	0
Interest expense on others	327,683	220,733	348,022
Finance costs	$ 3,251,370	$ 2,663,605	$ 2,867,861